October 14, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Growth & Income Fund – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Eagle Growth & Income Fund (the “Trust”), transmitted herewith for filing is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Combined Information Statement and Prospectus to be delivered to the shareholders of Eagle Large Cap Core Fund (the “Target Fund”), a series of Eagle Series Trust.  At their meeting on August 16, 2011, the Trustees of the Trust and Eagle Series Trust approved the reorganization of the Target Fund into the Trust.  A shareholder vote is not required to reorganize the Target Fund into the Trust.

In connection with the reorganization, the assets and liabilities of the Target Fund will be acquired and assumed by the Trust in exchange for Class A, Class C, Class I, Class R-3 and Class R-5 shares of the Trust (collectively, the “Shares”).  Thereafter, the Target Fund will be liquidated and terminated, and Shares of the Trust will be distributed to the Target Fund’s shareholders.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, this Registration Statement will become effective on the 30th day after the date of this letter.  This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9187.

Sincerely,

/s/ Francine J. Rosenberger

Francine J. Rosenberger